RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

On May 20, 2015, the Company and a related party note holder agreed to settle an unsecured promissory note in the principal amount of $200,000. The entire principal outstanding under the note and the accrued interest thereon were settled in exchange for the issuance of one unit of Atlas. The note bore a 16% annual interest rate and was to mature on September 1, 2018. The Company was required to make interest only payments until maturity at which time the note was to be paid in full.

From time to time, members of the Company have advanced funds to support its operations. On May 19, 2015, the Company and certain debt holders agreed to settle $89,000 in advances payable in exchange for one unit of Atlas. As of June 30, 2015 and December 31, 2014, the outstanding balance of advanced funds was $0 and $89,000, respectively. The advances were to be due on demand and did not bear interest.

During the six months ended June 30, 2015, Dynamic Solutions Nevada LLC (“Dynamic”), an entity 90% owned by Brian Davidson, an officer, director and shareholder of the Company, acted as the general contractor for tenant improvements performed at several of the Company’s stores. The total billings related to these tenant improvements during the six months ended June 30, 2015 was $43,535. As of June 30, 2015, $9,000 remained due to Dynamic.

On January 1, 2015, the Company renegotiated existing consulting agreements with Wayne Riggs, Brian Davidson and Bobby Riggs, all of whom are officers and directors of the Company. Under these agreements, each officer is to receive compensation of $160,000 annually, a reimbursement for health insurance costs, and is entitled to participate in the Company’s stock option plan, when and if established.

During the six months ended June 30, 2015, management consulting fees were paid to the officers in accordance with the terms of the management agreements.

During the three and six months ended June 30, 2015, the Company’s Manager, Wayne Riggs, received $50,000 and $80,000, respectively, for the provision of management and business development services to the Company.

During the three and six months ended June 30, 2015, the Company’s Chief Executive Officer, Brian Davidson, received $50,000 and $80,000, respectively, for the provision of management and business development services to the Company.

During the three and six months ended June 30, 2015, the Company’s Chief Operating Officer, Bobby J. Riggs, received $50,000 and $80,000, respectively, for the provision of management and business development services to the Company.

On March 3, 2015, Epic Corp. appointed Zachary Bradford to serve as the Chief Financial Officer (“CFO”) of Epic Corp., and Mr. Bradford subsequently became the Chief Financial Officer of the Company upon closing of the Exchange Agreement on June 24, 2015. In connection with this appointment, the Company entered into a consulting agreement with Mr. Bradford, pursuant to which the Company agreed to pay Mr. Bradford a consulting fee of $5,500 per month, plus expenses incurred. The Company also entered into certain agreements with Bluechip Advisors LLC (“Bluechip”), a company in which Mr. Bradford holds a 50 percent interest, having a term from March 1, 2015 through February 28, 2016, pursuant to which Bluechip agreed to provide controller and accounting services for base fee compensation of $8,000 per month, plus expenses, plus an additional fee of $200 per month for each operating store over five open during the month of service. The Company also entered into a further agreement with Bluechip pursuant to which Bluechip agreed to provide services to the Company in connection with the preparation of financial statements and other public filings in connection with the closing of the Exchange Agreement, as further described in Note 1, for fees of $55,000.

On September 1, 2013, the Company issued an unsecured promissory note in the principal amount of $200,000 to a family member of an officer of the Company. The note bears a 16% annual interest rate and matures five years from the date of issuance. The Company is required to make interest only payments until maturity at which time the note is to be paid in full.

Subsequent to the year ended December 31, 2014, the Company and the note holder agreed to settle the balance of the note by way of the issuance of units of Atlas. (See Note 12 – SUBSEQUENT EVENTS for additional details)

From time to time, members of the Company have advanced funds to support its operations. As of December 31, 2014 and 2013, the outstanding balance of advanced funds was $89,000 and $37,000, respectively.  The advances are due on demand and do not bear interest.

Subsequent to the year ended December 31, 2014, the members agreed to settle the outstanding balance of the debt by way of the issuance of units of Atlas. (See Note 12 – SUBSEQENT EVENTS for additional details).

During the year ending December 31, 2014 Dynamic Solutions Nevada LLC ("Dynamic") an entity 90% owned by Brian Davidson, an officer and shareholder of the company. Dynamic acted as the general contractor for tenant improvements performed at several stores.  The total billings related to these tenant improvements during the year ending December 31, 2014 was $410,289, of which $118,133 remained outstanding as of December 31, 2014.   Subsequent to the year ending December 31, 2014, additional tenant improvements were conducted during the four months ending April 30, 2014, total billings for these tenant improvements was $43,535.  As of April 30, 2015 the Company had paid all amounts due to Dynamic.

During the years ending December 31, 2014 and 2013 management consulting fees were paid to the officers in accordance with management agreements.  The terms of these agreements are as follows.

The Company entered into annual consulting agreements with C. Wayne Riggs to serve as the Manager of the company.  During the years ending December 31, 2014 and 2013 Mr. Riggs was to receive annual compensation of $230,000 and $116,667, respectively, for management and business development services.  During the years ending December 31, 2014 and 2013 he received compensation of 65,000 and 81,667, respectively. On December 31, 2014 the Company settled $165,000 of unpaid compensation through the issuance of 291,176 shares of the Company's common stock. On December 31, 2013 the Company settled $35,000 of unpaid compensation through the issuance of 61,765 shares of the Company's common stock.

The Company entered into annual consulting agreements with Brian Davidson to serve as the Chief Executive Officer of the company.  During the years ending December 31, 2014 and 2013 Mr. Davidson was to receive annual compensation of $164,00 and $118,800, respectively, for management and business development services.  During the years ending December 31, 2014 and 2013 he received compensation of 76,000 and 106,800, respectively. On December 31, 2014 the Company settled $88,000 of unpaid compensation through the issuance of 155,294 shares of the Company's common stock. On December 31, 2013 the Company settled $12,000 of unpaid compensation through the issuance of 21,176 shares of the Company's common stock.

The Company entered into annual consulting agreements with Bobby J Riggs to serve as the Chief Operating Officer of the company.  During the years ending December 31, 2014 and 2013 Mr. Riggs received annual compensation of $128,000 and $86,143, respectively, for management and business development services.

The Company entered into a management consulting agreement with Titan Investments, LLC, an entity jointly held by Mr. Wayne Riggs, Brian Davidson, and Bob Riggs, to assist in the management of the Company, perform market research and assist with the negotiations of lease agreements.  During the years ending December 31, 2014 and 2013 Titan Investments received compensation of $380,912 and $295,258, respectively, for consulting services. Subsequent to the year ending December of 2014, the Company terminated its consulting agreement with Titan Investments, LLC.